UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2020

Date of reporting period: 01/31/2020

Item 1 – Report to Stockholders

JANUARY 31, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock Equity Dividend Fund

BlackRock Natural Resources Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

U.S. equities and bonds both delivered impressive returns over the last 12 months, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. Investors were further encouraged by the apparent cessation of trade hostilities between the United States and China late in 2019, although some of these gains were reversed in January 2020, as the spread of the coronavirus injected uncertainty into markets.

Returns for most securities were particularly strong in the second half of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that has characterized this economic cycle. In the United States, large-cap stocks led the broader market, while small-cap equities still posted healthy returns. Emerging market stocks, however, were constrained by coronavirus fears, losing most of their gains near the end of the reporting period.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, generally posted the strongest returns, as inflation remained low despite an uptick late in the reporting period. Investment-grade and high-yield corporate bonds also posted solid returns, as the credit fundamentals in corporate markets remained relatively solid.

Continuing the shift toward looser monetary policy that began in early 2019, the U.S. Federal Reserve (the “Fed”) increased efforts to stimulate economic activity. The Fed reduced interest rates three times during the reporting period, from July 2019 to October 2019. In December 2019, the Fed further reassured markets by indicating that it is unlikely to reverse course and tighten monetary policy in the near future. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan continued its accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

Looking ahead, we believe there are reasons to remain cautious about the U.S. economy, most notably the uncertainty around the duration of the impact of the coronavirus-driven economic contraction, the U.S. presidential election and future earnings growth. At this time we are watching the developments around the world very closely to assess the full extent of the risks of economic disruption that could result from the global pandemic. Corporate earnings underperformed in 2019, but action by the Fed led to outstanding equity returns. With the future of monetary policy and consumer behaviors uncertain, earnings deterioration could act as a drag on equities.

Overall, we favor moderately increasing investment risk to benefit from expected growth. We are neutral on U.S. equities, but we favor emerging market and Japanese equities, which could benefit from an uptick in global trade and investment. Increasing cyclical exposure through value-style investing and maintaining a meaningful emphasis on high-quality companies through quality factors also makes sense for diversified investors. In fixed income, extremely low yields and inflation risk limit the effectiveness of many bond classes as a counterweight in portfolios. We favor higher-yielding bonds from emerging markets, where central banks have more room for further accommodation, while strategically using U.S. Treasuries as stabilizers.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2020
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.31%	21.68%
U.S. small cap equities (Russell 2000® Index)	3.26	9.21
International equities (MSCI Europe, Australasia, Far East Index)	6.12	12.10
Emerging market equities (MSCI Emerging Markets Index)	3.36	3.81
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.98	2.22
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	5.13	12.15
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	4.20	9.64
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.08	8.21
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.43	9.40
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2020	BlackRock Equity Dividend Fund

Investment Objective

BlackRock Equity Dividend Fund’s (the “Fund”) investment objective is to seek long-term total return and current income.

At a meeting held on May 15, 2019, the Board of Directors of FDP Series, Inc. and the Board of Trustees of the Fund approved a reorganization (the “Reorganization”) of FDP BlackRock Equity Dividend Fund (the “Target Fund”) with and into the Fund. Shareholders of the Fund and the Target Fund were not required to approve the Reorganization. The Reorganization closed on September 23, 2019.

On November 13, 2019, the Board of Directors of the Fund approved a change in the fiscal year-end of the Fund, effective as of April 30, 2020, from July 31 to April 30.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2020, the Fund outperformed the benchmark, the Russell 1000® Value Index, and underperformed the broad-market S&P 500® Index. The following discussion of relative performance pertains to the Russell 1000® Value Index.

What factors influenced performance?

The largest contribution to relative performance during the six-month period came from stock selection in the consumer discretionary sector. Notably, selection decisions in the household durables and multi-line retail industries proved beneficial. In industrials, positive contributions from stock selection were broad based, including within the aerospace & defense, industrial conglomerate, machinery, and trading companies & distributors industries. Lastly, stock selection within financials and energy added to relative performance.

The largest detractor from relative returns was the Fund’s underweight to the utilities sector. Within the sector, an underweight to the electric utilities industry detracted most, while an underweight to multi-utilities also weighed on relative returns. In addition, a lack of exposure to real estate detracted from relative performance. As of period end, the portfolio had no holdings in the real estate sector, on the view that valuations there are unattractive at current stock price levels. Within information technology (“IT”), notable detractors included an underweight to semiconductors & semiconductor equipment, as well as stock selection within IT services.

The portfolio’s cash position averaged around 8% during the period. The elevated cash level was used to control portfolio market risk versus the benchmark. The Fund’s cash balance detracted from relative performance over the period.

Describe recent portfolio activity.

During the six-month period, a combination of portfolio trading activity and market price changes resulted in increased exposure to the industrials and communication services sectors. Conversely, holdings within the materials and IT sectors were reduced.

Describe portfolio positioning at period end.

As of period end, the Fund’s largest allocations were in the financials, health care and energy sectors. Relative to the benchmark, the largest overweight positions were in the health care, financials and IT sectors. The Fund’s most significant underweights were in the real estate, utilities and materials sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

TEN LARGEST HOLDINGS

Security (a)	Percent of Net Assets
JPMorgan Chase & Co.	4%
Verizon Communications, Inc.	4
Citigroup, Inc.	3
Wells Fargo & Co.	3
Bank of America Corp.	3
Medtronic PLC	3
Koninklijke Philips NV	2
BP PLC	2
American International Group, Inc.	2
Anthem, Inc.	2

(a)	Excludes short-term investments.

SECTOR ALLOCATION

Sector	Percent of Net Assets
Financials	26%
Health Care	17
Energy	9
Information Technology	8
Short Term Securities	8
Industrials	8
Consumer Staples	8
Communication Services	7
Consumer Discretionary	5
Utilities	3
Materials	1
Other Assets Less Liabilities	—	(b)

(b)	Represents less than 1% of Net Assets.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2020 (continued)	BlackRock Equity Dividend Fund

Performance Summary for the Period Ended January 31, 2020

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	6.38%	16.15%	N/A	10.34%	N/A	11.57%	N/A
Service	6.20	15.78	N/A	10.01	N/A	11.25	N/A
Investor A	6.22	15.80	9.73%	10.05	8.87%	11.28	10.68%
Investor C	5.89	15.06	14.06	9.28	9.28	10.49	10.49
Investor C1	5.88	15.09	N/A	9.43	N/A	10.66	N/A
Class K	6.45	16.28	N/A	10.44	N/A	11.62	N/A
Class R	6.07	15.48	N/A	9.71	N/A	10.93	N/A
Russell 1000® Value Index(c)	5.65	14.88	N/A	8.70	N/A	11.87	N/A
S&P 500® Index(d)	9.31	21.68	N/A	12.37	N/A	13.97	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities.
(c)	An unmanaged index that is a subset of the Russell 1000® Index and consists of those Russell 1000® securities with lower price-to-book ratios and lower expected growth values.
(d)	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,063.80	$3.63	$1,000.00	$1,021.62	$3.56	0.70%
Service	1,000.00	1,062.00	5.13	1,000.00	1,020.16	5.03	0.99
Investor A	1,000.00	1,062.20	4.87	1,000.00	1,020.41	4.77	0.94
Investor C	1,000.00	1,058.90	8.59	1,000.00	1,016.79	8.42	1.66
Investor C1	1,000.00	1,058.80	8.07	1,000.00	1,017.29	7.91	1.56
Class K	1,000.00	1,064.50	3.01	1,000.00	1,022.22	2.95	0.58
Class R	1,000.00	1,060.70	6.58	1,000.00	1,018.75	6.44	1.27

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period shown).

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of January 31, 2020	BlackRock Natural Resources Trust

Investment Objective

BlackRock Natural Resources Trust’s (the “Fund”) investment objective is to seek long-term growth of capital and to protect the purchasing power of shareholders’ capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets.

On November 13, 2019, the Board of Trustees of the Trust approved a change in the fiscal year-end of the Fund, effective as of April 30, 2020, from July 31 to April 30.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2020, the Fund underperformed the S&P Global Natural Resources Net Index. Effective November 27, 2019, the Fund changed its benchmark against which it measures its performance from the S&P Global Natural Resources Gross Index to the S&P Global Natural Resources Net Index.

What factors influenced performance?

For the period, the Fund’s out-of-benchmark position in Canadian cannabis producer Sundial Growers Inc. was the largest detractor from relative performance. Following the company’s initial public offering in August 2019, its share price came under pressure as the company failed to meet expectations regarding product quality. Following a number of meetings with company officials, the Fund’s investment adviser exited the position. In addition, an overweight position in steel producer Stelco Holdings, Inc. detracted from relative performance. Shares of Stelco came under pressure on disappointing earnings that derived from weak steel prices. Underweights in Newmont Goldcorp Corp. and Russian nickel and palladium miner Nornickel were also among the largest detractors from relative returns.

Conversely, the Fund’s out-of-benchmark position in the Belgian minerals technology company Umicore SA was among the largest contributors to relative performance. Umicore announced a multi-year NMC (nickel manganese cobalt) cathode materials supply agreement with LG Chem Ltd. that was well received by investors. Additionally, a lack of exposure to fertilizer company Nutrien Ltd. added to relative returns. The company faced weakening potash and phosphate prices during the period. Elsewhere, overweight positions in gold producer Polyus PJSC and agriculture chemical company FMC Corp. boosted relative performance.

Describe recent portfolio activity.

During the period, the Fund’s overweight positions in the mining and energy sectors were increased, as was its underweight within agriculture.

Describe portfolio positioning at period end.

At the end of the period, the Fund held overweight positions in the mining and energy sectors, and an underweight position in the agriculture sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

TEN LARGEST HOLDINGS

Security (a)	Percent of Net Assets
BP PLC	6%
TOTAL SA	5
BHP Group PLC	5
Royal Dutch Shell PLC, Class B	5
Anglo American PLC	4
FMC Corp.	3
Chevron Corp.	3
Vale SA — ADR	3
Barrick Gold Corp.	3
Packaging Corp. of America	3

(a)	Excludes short-term investments.

INDUSTRY ALLOCATION

Industry	Percent of Net Assets
Oil, Gas & Consumable Fuels	35%
Metals & Mining	34
Chemicals	11
Containers & Packaging	9
Food Products	7
Short Term Securities	3
Specialty Retail	1
Machinery	1
Electronic Equipment, Instruments & Components	1
Liabilities in Excess of Other Assets	(2)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2020 (continued)	BlackRock Natural Resources Trust

Performance Summary for the Period Ended January 31, 2020

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(4.41)%	(3.41)%	N/A	(1.04)%	N/A	0.67%	N/A
Investor A	(4.55)	(3.65)	(8.71)%	(1.30)	(2.36)%	0.40	(0.14)%
Investor C	(4.92)	(4.42)	(5.35)	(2.08)	(2.08)	(0.39)	(0.39)
S&P Global Natural Resources Net Index(c)	(2.80)	(1.91)	N/A	3.05	N/A	1.08	N/A
S&P Global Natural Resources Gross Index(d)	(2.49)	(1.23)	N/A	3.69	N/A	1.65	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

(b)

Under normal circumstances, the Fund will invest at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset.

(c)

The index includes 90 of the largest publicly-traded companies in the natural resources and commodities businesses that meet specific investability requirements across three primary commodity-related sectors: agribusiness, energy, and metals & mining. Returns are net of foreign withholding taxes. Effective November 27, 2019, the Fund changed its benchmark against which it measures its performance from the S&P Global Natural Resources Gross Index to the S&P Global Natural Resources Net Index.

(d)

The index includes 90 of the largest publicly-traded companies in the natural resources and commodities businesses that meet specific investability requirements across three primary commodity-related sectors; agribusiness, energy, and metals & mining. Returns are gross of foreign withholding taxes.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$955.90	$4.67	$1,000.00	$1,020.36	$4.82	0.95%
Investor A	1,000.00	954.50	5.99	1,000.00	1,019.00	6.19	1.22
Investor C	1,000.00	950.80	10.05	1,000.00	1,014.83	10.38	2.05

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period shown).

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

FUND SUMMARY	7

About Fund Performance

Institutional and Class K Shares (Class K Shares are available only in BlackRock Equity Dividend Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance of BlackRock Equity Dividend Fund shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of BlackRock Equity Dividend Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Service Shares (available only in BlackRock Equity Dividend Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years.

Investor C1 Shares (available only in BlackRock Equity Dividend Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders. In addition, these shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. Investor C1 Shares performance shown prior to the Investor C1 Shares inception date of September 12, 2011 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor C1 Shares fees. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain employer-sponsored retirement plans. These shares automatically convert to Investor A Shares after approximately ten years. On November 13, 2019, the Board of Directors of BlackRock Equity Dividend Fund approved the conversion of all issued and outstanding Investor C1 Shares into Investor A Shares, which became effective at the close of business on February 24, 2020.

Class R Shares (available only in BlackRock Equity Dividend Fund) are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive a portion of each Fund’s expenses. Without such waivers, each Fund’s performance would have been lower. With respect to each Fund’s contractual waivers, the Manager is under no obligation to continue waiving its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2019 and held through January 31, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 91.2%

Aerospace & Defense — 3.0%
BAE Systems PLC	39,025,920	$324,420,749
Lockheed Martin Corp.	321,090	137,465,051
Northrop Grumman Corp.	270,732	101,408,085
Raytheon Co.	105,095	23,219,689

		586,513,574

Air Freight & Logistics — 0.9%
FedEx Corp.	1,151,975	166,621,664

Automobiles — 1.1%
General Motors Co.	6,569,090	219,341,915

Banks — 13.0%
Bank of America Corp.	16,409,884	538,736,492
Citigroup, Inc.	8,438,873	627,936,540
JPMorgan Chase & Co.	5,742,457	760,071,608
Wells Fargo & Co.	12,625,458	592,638,999

		2,519,383,639

Beverages — 1.3%
Constellation Brands, Inc., Class A	901,861	169,820,426
PepsiCo, Inc.	584,037	82,944,935

		252,765,361

Capital Markets — 3.8%
Charles Schwab Corp.	3,316,205	151,053,138
Morgan Stanley	6,097,216	318,640,508
Raymond James Financial, Inc.	1,476,371	134,984,601
State Street Corp.	1,605,186	121,400,217

		726,078,464

Chemicals — 1.0%
Corteva, Inc.(a)	3,489,313	100,910,932
DuPont de Nemours, Inc.	1,659,442	84,930,242

		185,841,174

Communications Equipment — 2.5%
Cisco Systems, Inc.	6,302,262	289,714,984
Motorola Solutions, Inc.	1,097,886	194,325,822

		484,040,806

Construction Materials — 0.3%
CRH PLC	1,570,717	59,146,503

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(a)	868,512	194,920,148
Equitable Holdings, Inc.	6,857,009	164,705,356

		359,625,504

Diversified Telecommunication Services — 4.0%
BCE, Inc.	412,071	19,416,785
Verizon Communications, Inc.	12,688,424	754,199,923

		773,616,708

Electric Utilities — 2.3%
FirstEnergy Corp.	6,101,292	309,884,621
NextEra Energy, Inc.	493,584	132,379,229

		442,263,850

Energy Equipment & Services — 0.6%
Baker Hughes Co.	5,131,994	111,158,990

Food Products — 2.4%
Conagra Brands, Inc.	3,378,007	111,203,990
Kellogg Co.	1,846,294	125,935,714
Nestle SA, Registered Shares	2,078,985	229,296,663

		466,436,367

Security	Shares	Value

Health Care Equipment & Supplies — 5.3%
Alcon, Inc. (a)	2,433,985	$143,794,459
Koninklijke Philips NV	8,492,115	388,917,032
Medtronic PLC	4,253,305	491,001,529

		1,023,713,020

Health Care Providers & Services — 5.7%
Anthem, Inc.	1,393,463	369,657,865
CVS Health Corp.	3,700,530	250,969,945
Humana, Inc.	813,302	273,464,664
McKesson Corp.	398,702	56,858,892
Quest Diagnostics, Inc.	618,764	68,478,612
UnitedHealth Group, Inc.	333,479	90,856,353

		1,110,286,331

Household Durables — 2.2%
Newell Brands, Inc.	8,624,835	168,443,028
Sony Corp.	3,826,600	267,582,043

		436,025,071

Industrial Conglomerates — 2.3%
General Electric Co.	17,835,339	222,049,971
Siemens AG, Registered Shares	1,751,201	215,989,799

		438,039,770

Insurance — 7.2%
American International Group, Inc.	7,540,771	378,999,151
Arthur J Gallagher & Co.	2,149,527	220,476,984
MetLife, Inc.	6,602,931	328,231,700
Progressive Corp.	656,780	52,995,578
Travelers Cos., Inc.	942,001	123,986,172
Willis Towers Watson PLC	1,353,235	285,925,023

		1,390,614,608

IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	5,247,303	322,079,458

Machinery — 0.8%
Fortive Corp.	669,501	50,165,710
Pentair PLC	2,498,344	107,253,908

		157,419,618

Media — 2.9%
Comcast Corp., Class A	8,388,844	362,314,172
Fox Corp., Class A	5,583,950	207,052,866

		569,367,038

Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.	955,402	56,559,798

Multiline Retail — 1.2%
Dollar General Corp.	1,505,028	230,886,346

Oil, Gas & Consumable Fuels — 8.1%
BP PLC	64,427,464	387,859,903
ConocoPhillips	1,961,734	116,585,852
Enterprise Products Partners LP	9,321,579	240,217,091
Equinor ASA	3,546,898	64,012,901
Marathon Oil Corp.	11,192,369	127,257,236
Marathon Petroleum Corp.	5,074,195	276,543,627
TOTAL SA — ADR	2,017,730	98,041,501
Williams Cos., Inc.	12,612,802	260,958,873

		1,571,476,984

Personal Products — 1.3%
Unilever NV — NY Shares	4,382,049	255,385,816

Pharmaceuticals — 6.2%
AstraZeneca PLC	2,934,646	287,089,215
Bayer AG, Registered Shares	2,802,069	224,881,413
Bristol-Myers Squibb Co.	2,665,145	167,770,878

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	979,473	$145,814,145
Pfizer, Inc.	4,448,294	165,654,468
Sanofi	2,060,927	198,752,328

		1,189,962,447

Road & Rail — 0.4%
Union Pacific Corp.	481,164	86,330,445

Semiconductors & Semiconductor Equipment — 0.5%
NXP Semiconductors NV	714,598	90,653,902

Software — 2.6%
Constellation Software, Inc.	76,366	80,269,702
Microsoft Corp.	1,990,800	338,893,884
Oracle Corp.	1,538,966	80,718,767

		499,882,353

Specialty Retail — 0.9%
Lowe’s Cos., Inc.	1,520,522	176,745,477

Technology Hardware, Storage & Peripherals — 1.2%
Samsung Electronics Co. Ltd.	5,215,770	241,662,215

Tobacco — 1.6%
Altria Group, Inc.	6,384,080	303,435,322

Trading Companies & Distributors — 0.7%
Ferguson PLC	1,474,088	132,375,763

Total Common Stocks — 91.2% (Cost — $12,988,037,676)		17,635,736,301

Security	Shares	Value

Preferred Stock

Household Products — 0.5%
Henkel AG & Co. KGaA, Preference Shares, 0.00%	930,162	$94,599,736

Total Preferred Stocks — 0.5% (Cost — $92,267,590)		94,599,736

Total Long-Term Investments — 91.7% (Cost — $13,080,305,266)		17,730,336,037

Short-Term Securities — 8.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(b)(c)	1,585,555,150	1,585,555,150

Total Short-Term Securities — 8.2% (Cost — $1,585,555,150)		1,585,555,150

Total Investments — 99.9% (Cost — $14,665,860,416)		19,315,891,187

Other Assets Less Liabilities — 0.1%		13,541,734

Net Assets — 100.0%		$19,329,432,921

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.

(c)

During the six months ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,551,353,531	34,201,619	1,585,555,150	$1,585,555,150	$13,052,738	$3,073	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$262,092,825	$324,420,749	$—	$586,513,574
Air Freight & Logistics	166,621,664	—	—	166,621,664
Automobiles	219,341,915	—	—	219,341,915
Banks	2,519,383,639	—	—	2,519,383,639
Beverages	252,765,361	—	—	252,765,361
Capital Markets	726,078,464	—	—	726,078,464
Chemicals	185,841,174	—	—	185,841,174
Communications Equipment	484,040,806	—	—	484,040,806
Construction Materials	—	59,146,503	—	59,146,503
Diversified Financial Services	359,625,504	—	—	359,625,504
Diversified Telecommunication Services	773,616,708	—	—	773,616,708
Electric Utilities	442,263,850	—	—	442,263,850
Energy Equipment & Services	111,158,990	—	—	111,158,990
Food Products	237,139,704	229,296,663	—	466,436,367
Health Care Equipment & Supplies	491,001,529	532,711,491	—	1,023,713,020
Health Care Providers & Services	1,110,286,331	—	—	1,110,286,331
Household Durables	168,443,028	267,582,043	—	436,025,071
Industrial Conglomerates	222,049,971	215,989,799	—	438,039,770
Insurance	1,390,614,608	—	—	1,390,614,608
IT Services	322,079,458	—	—	322,079,458
Machinery	157,419,618	—	—	157,419,618
Media	569,367,038	—	—	569,367,038
Multiline Retail	230,886,346	—	—	230,886,346
Multi-Utilities	56,559,798	—	—	56,559,798
Oil, Gas & Consumable Fuels	1,119,604,180	451,872,804	—	1,571,476,984
Personal Products	255,385,816	—	—	255,385,816
Pharmaceuticals	479,239,491	710,722,956	—	1,189,962,447
Road & Rail	86,330,445	—	—	86,330,445
Semiconductors & Semiconductor Equipment	90,653,902	—	—	90,653,902
Software	499,882,353	—	—	499,882,353
Specialty Retail	176,745,477	—	—	176,745,477
Technology Hardware, Storage & Peripherals	—	241,662,215	—	241,662,215
Tobacco	303,435,322	—	—	303,435,322
Trading Companies & Distributors	—	132,375,763	—	132,375,763
Preferred Stock	—	94,599,736	—	94,599,736
Short-Term Securities	1,585,555,150	—	—	1,585,555,150

Total	$16,055,510,465	$3,260,380,722	$—	$19,315,891,187

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) January 31, 2020	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.5%

Chemicals — 11.0%
Albemarle Corp.	23,411	$1,879,435
CF Industries Holdings, Inc.	58,904	2,372,653
FMC Corp.	45,592	4,358,139
Koninklijke DSM NV	21,384	2,602,551
Nutrien Ltd.	40,950	1,747,972
Umicore SA	36,549	1,682,838

		14,643,588

Containers & Packaging — 8.7%
Graphic Packaging Holding Co.	145,740	2,277,916
International Paper Co.	69,611	2,834,560
Packaging Corp. of America	35,033	3,354,410
Westrock Co.	80,313	3,132,207

		11,599,093

Electronic Equipment, Instruments & Components — 0.9%
Trimble, Inc.(a)(b)	28,389	1,207,100

Food Products — 7.2%
JBS SA	389,160	2,506,196
Kerry Group PLC, Class A	18,177	2,324,355
Salmar ASA	29,264	1,431,337
Tyson Foods, Inc., Class A	40,141	3,316,851

		9,578,739

Machinery — 1.0%
Deere & Co.	7,971	1,264,041

Metals & Mining — 33.9%
Anglo American PLC	214,714	5,602,767
Barrick Gold Corp.	213,042	3,945,538
BHP Group PLC	322,254	7,014,374
First Quantum Minerals Ltd.	327,549	2,564,159
Franco-Nevada Corp.	24,680	2,805,359
Freeport-McMoRan, Inc.	134,776	1,496,014
Fresnillo PLC	149,984	1,310,127
Lundin Mining Corp.	541,475	2,839,532
Neo Lithium Corp.	1,077,120	545,315
Newcrest Mining Ltd.	67,875	1,358,859
Polyus PJSC — GDR	31,987	1,954,406
Rio Tinto PLC	42,458	2,270,408
Stelco Holdings, Inc.	264,468	1,974,417
Teck Resources Ltd., Class B	131,708	1,700,350
Vale SA — ADR	354,555	4,158,930
Wheaton Precious Metals Corp.(a)	112,859	3,323,698

		44,864,253

Security	Shares	Value

Oil, Gas & Consumable Fuels — 34.6%
BP PLC	1,269,086	$7,640,027
Chevron Corp.	40,275	4,315,064
CNOOC Ltd.	1,608,000	2,407,236
ConocoPhillips	51,040	3,033,307
EOG Resources, Inc.	24,521	1,787,826
Equinor ASA	112,593	2,032,030
Gazprom PJSC — ADR	208,600	1,462,210
Kosmos Energy Ltd.	167,858	857,754
Marathon Petroleum Corp.	35,484	1,933,878
Petroleo Brasileiro SA — ADR	92,800	1,309,408
Royal Dutch Shell PLC, Class B	263,100	6,913,373
Suncor Energy, Inc.	98,105	2,998,600
TOTAL SA	147,079	7,161,379
Williams Cos., Inc.	98,350	2,034,862

		45,886,954

Specialty Retail — 1.2%
Tractor Supply Co.	16,466	1,530,515

Total Long-Term Investments — 98.5% (Cost — $125,019,362)		130,574,283

Short-Term Securities — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(c)(e)	$2,374,426	2,374,426
SL Liquidity Series, LLC, Money Market Series, 1.71%(c)(d)(e)	2,340,786	2,341,489

Total Short-Term Securities — 3.6% (Cost — $4,715,713)		4,715,915

Total Investments — 102.1% (Cost — $129,735,075)		135,290,198

Liabilities in Excess of Other Assets — (2.1)%		(2,766,879)

Net Assets — 100.0%		$132,523,319

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)

During the six months ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,387,431	(2,013,005)	2,374,426	$2,374,426	$16,453		$—	$—
SL Liquidity Series, LLC, Money Market Series	7,374,642	(5,033,856)	2,340,786	2,341,489	14,982	(b)	(274)	179

				$4,715,915	$31,435		$(274)	$179

(a)	Includes net capital gain distributions, if applicable.
(b)

All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Natural Resources Trust

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$10,358,199	$4,285,389	$—	$14,643,588
Containers & Packaging	11,599,093	—	—	11,599,093
Electronic Equipment, Instruments & Components	1,207,100	—	—	1,207,100
Food Products	8,147,401	1,431,338	—	9,578,739
Machinery	1,264,041	—	—	1,264,041
Metals & Mining	27,307,718	17,556,535	—	44,864,253
Oil, Gas & Consumable Fuels	18,270,699	27,616,255	—	45,886,954
Specialty Retail	1,530,515	—	—	1,530,515
Short-Term Securities	2,374,426	—	—	2,374,426

Subtotal	$82,059,192	$50,889,517	$—	$132,948,709

Investments Valued at NAV(a)				2,341,489

Total Investments	$82,059,192	$50,889,517	$—	$135,290,198

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Statements of Assets and Liabilities  (unaudited)

January 31, 2020

	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust

ASSETS
Investments at value — unaffiliated(a)(b)	$17,730,336,037	$130,574,283
Investments at value — affiliated(c)	1,585,555,150	4,715,915
Foreign currency at value(d)	1,889	—
Receivables:
Investments sold	7,225,692	—
Securities lending income — affiliated	—	871
Capital shares sold	42,292,967	178,304
Dividends — affiliated	1,951,435	3,173
Dividends — unaffiliated	33,005,313	144,008
Prepaid expenses	396,808	33,967

Total assets	19,400,765,291	135,650,521

LIABILITIES
Cash collateral on securities loaned at value	—	2,343,053
Payables:
Investments purchased	6,528,318	—
Board realignment and consolidation	29,967	6,786
Capital shares redeemed	36,498,434	414,900
Investment advisory fees	18,571,500	142,980
Reorganization costs	15,733	—
Trustees’ and Officer’s fees	49,017	4,816
Other accrued expenses	7,089,988	187,925
Other affiliates	109,293	1,008
Service and distribution fees	2,440,120	25,734

Total liabilities	71,332,370	3,127,202

NET ASSETS	$19,329,432,921	$132,523,319

NET ASSETS CONSIST OF
Paid-in capital	$14,483,159,763	$135,556,907
Accumulated earnings (loss)	4,846,273,158	(3,033,588)

NET ASSETS	$19,329,432,921	$132,523,319

(a) Investments at cost — unaffiliated	$13,080,305,266	$125,019,362
(b) Securities loaned at value	$—	$2,302,614
(c) Investments at cost — affiliated	$1,585,555,150	$4,715,713
(d) Foreign currency at cost	$1,902	$—

See notes to financial statements.

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2020

	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust

NET ASSET VALUE

Institutional
Net assets	$9,921,287,839	$41,319,459

Shares outstanding(e)	487,821,535	1,772,581

Net asset value	$20.34	$23.31

Service
Net assets	$132,681,506	$—

Shares outstanding	6,555,070	—

Net asset value	$20.24	$—

Investor A
Net assets	$4,705,953,892	$82,935,134

Shares outstanding(e)	232,236,140	3,789,226

Net asset value	$20.26	$21.89

Investor C
Net assets	$1,328,187,164	$8,268,726

Shares outstanding(e)	68,657,693	524,825

Net asset value	$19.35	$15.76

Investor C1
Net assets	$540,047	$—

Shares outstanding(e)	27,848	—

Net asset value	$19.39	$—

Class K
Net assets	$2,682,434,786	$—

Shares outstanding(e)	131,951,584	—

Net asset value	$20.33	$—

Class R
Net assets	$558,347,687	$—

Shares outstanding(e)	27,279,810	—

Net asset value	$20.47	$—

(e)	Unlimited number of shares authorized, $0.10 par value.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Operations  (unaudited)

Six Months Ended January 31, 2020

	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust

INVESTMENT INCOME
Dividends — affiliated	$13,052,738	$16,453
Dividends — unaffiliated	241,632,493	2,332,564
Securities lending income — affiliated — net	—	14,982
Foreign taxes withheld	(2,545,475)	(120,254)

Total investment income	252,139,756	2,243,745

EXPENSES
Investment advisory	54,399,815	430,958
Service and distribution — class specific	14,669,294	161,802
Transfer agent — class specific	10,601,344	122,193
Accounting services	871,515	21,576
Registration	217,065	29,590
Custodian	182,556	9,588
Professional	158,184	47,041
Trustees and Officer	143,680	6,696
Printing	136,597	20,689
Reorganization costs	20,250	—
Miscellaneous	112,751	8,519

Total expenses	81,513,051	858,652
Less fees waived and/or reimbursed by the Manager	(576,578)	(703)

Total expenses after fees waived and/or reimbursed	80,936,473	857,949

Net investment income	171,203,283	1,385,796

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Capital gain distributions from investment companies — affiliated	3,073	—
Foreign currency transactions	(114,057)	25,155
Investments	762,887,756	(3,455,877)
Investments — affiliated	—	(274)

	762,776,772	(3,430,996)

Net change in unrealized appreciation (depreciation) on:
Foreign currency translations	43,954	90
Investments	253,348,840	(4,642,348)
Investments — affiliated	—	179

	253,392,794	(4,642,079)

Net realized and unrealized gain (loss)	1,016,169,566	(8,073,075)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,187,372,849	$(6,687,279)

See notes to financial statements.

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Equity Dividend Fund
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$171,203,283	$362,548,251
Net realized gain	762,776,772	2,182,658,083
Net change in unrealized appreciation (depreciation)	253,392,794	(1,900,296,383)

Net increase in net assets resulting from operations	1,187,372,849	644,909,951

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(299,981,786)	(2,135,727,228)
Service	(3,807,228)	(24,793,219)
Investor A	(135,637,113)	(949,796,662)
Investor C	(36,723,201)	(367,454,272)
Investor C1	(18,013)	(147,216)
Class K	(77,984,566)	(462,295,640)
Class R	(15,829,181)	(130,480,365)

Decrease in net assets resulting from distributions to shareholders	(569,981,088)	(4,070,694,602)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(546,421,377)	1,270,698,999

NET ASSETS
Total increase (decrease) in net assets	70,970,384	(2,155,085,652)
Beginning of period	19,258,462,537	21,413,548,189

End of period	$19,329,432,921	$19,258,462,537

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Changes in Net Assets  (continued)

	BlackRock Natural Resources Trust
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,385,796	$4,459,705
Net realized loss	(3,430,996)	(836,274)
Net change in unrealized appreciation (depreciation)	(4,642,079)	(24,142,310)

Net decrease in net assets resulting from operations	(6,687,279)	(20,518,879)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,311,846)	(9,117,425)
Investor A	(2,609,396)	(16,428,103)
Investor C	(278,758)	(3,367,660)

Decrease in net assets resulting from distributions to shareholders	(4,200,000)	(28,913,188)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(9,262,956)	(16,116,252)

NET ASSETS
Total decrease in net assets	(20,150,235)	(65,548,319)
Beginning of period	152,673,554	218,221,873

End of period	$132,523,319	$152,673,554

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund

	Institutional
	Six Months Ended 01/31/20 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$19.70		$23.53		$22.19		$22.33		$24.94		$24.71

Net investment income(a)	0.19		0.43		0.42		0.43		0.44		0.47
Net realized and unrealized gain	1.06		0.31		2.28		3.22		0.79		1.34

Net increase from investment operations	1.25		0.74		2.70		3.65		1.23		1.81

Distributions(b)
From net investment income	(0.17)		(0.46)		(0.39)		(0.44)		(0.45)		(0.48)
From net realized gain	(0.44)		(4.11)		(0.97)		(3.35)		(3.39)		(1.10)

Total distributions	(0.61)		(4.57)		(1.36)		(3.79)		(3.84)		(1.58)

Net asset value, end of period	$20.34		$19.70		$23.53		$22.19		$22.33		$24.94

Total Return(c)
Based on net asset value	6.38	%(d)	4.02%		12.47%		17.13%		6.29%		7.55%

Ratios to Average Net Assets
Total expenses	0.70	%(e)(f)	0.70	%(f)	0.72	%(f)	0.72	%(f)	0.71	%(f)	0.70%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.70	%(e)(f)	0.69	%(f)	0.72	%(f)	0.71	%(f)	0.69	%(f)	0.69%

Net investment income	1.89	%(e)	2.01%		1.86%		1.89%		2.00%		1.86%

Supplemental Data
Net assets, end of period (000)	$9,921,288		$9,977,737		$11,120,924		$12,305,546		$11,620,763		$13,242,101

Portfolio turnover rate	18%		43%		36%		29%		25%		25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/20 (unaudited)	Year Ended July 31,
		2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)

	Service
	Six Months Ended 01/31/20 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$19.61		$23.44		$22.12		$22.26		$24.86		$24.63

Net investment income(a)	0.16		0.36		0.36		0.39		0.37		0.39
Net realized and unrealized gain	1.05		0.32		2.26		3.21		0.79		1.33

Net increase from investment operations	1.21		0.68		2.62		3.60		1.16		1.72

Distributions(b)
From net investment income	(0.14)		(0.40)		(0.33)		(0.39)		(0.37)		(0.39)
From net realized gain	(0.44)		(4.11)		(0.97)		(3.35)		(3.39)		(1.10)

Total distributions	(0.58)		(4.51)		(1.30)		(3.74)		(3.76)		(1.49)

Net asset value, end of period	$20.24		$19.61		$23.44		$22.12		$22.26		$24.86

Total Return(c)
Based on net asset value	6.20	%(d)	3.74%		12.11%		16.92%		5.95%		7.19%

Ratios to Average Net Assets
Total expenses	1.00	%(e)(f)	1.00	%(f)	1.01	%(f)	0.92	%(f)	1.04	%(f)	1.02%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.99	%(e)(f)	0.99	%(f)	1.01	%(f)	0.92	%(f)	1.01	%(f)	1.01%

Net investment income	1.59	%(e)	1.69%		1.59%		1.72%		1.68%		1.58%

Supplemental Data
Net assets, end of period (000)	$132,682		$130,943		$82,914		$63,273		$86,382		$99,271

Portfolio turnover rate	18%		43%		36%		29%		25%		25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/20 (unaudited)	Year Ended July 31,
		2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%

See notes to financial statements.

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)

	Investor A
	Six Months Ended 01/31/20 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$19.63		$23.46		$22.13		$22.28		$24.88		$24.65

Net investment income(a)	0.17		0.37		0.37		0.38		0.39		0.40
Net realized and unrealized gain	1.05		0.32		2.26		3.20		0.79		1.33

Net increase from investment operations	1.22		0.69		2.63		3.58		1.18		1.73

Distributions(b)
From net investment income	(0.15)		(0.41)		(0.33)		(0.38)		(0.39)		(0.40)
From net realized gain	(0.44)		(4.11)		(0.97)		(3.35)		(3.39)		(1.10)

Total distributions	(0.59)		(4.52)		(1.30)		(3.73)		(3.78)		(1.50)

Net asset value, end of period	$20.26		$19.63		$23.46		$22.13		$22.28		$24.88

Total Return(c)
Based on net asset value	6.22	%(d)	3.76%		12.18%		16.82%		6.07%		7.25%

Ratios to Average Net Assets
Total expenses	0.95	%(e)(f)	0.96	%(f)	0.97	%(f)	0.97	%(f)	0.96	%(f)	0.97%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.94	%(e)(f)	0.95	%(f)	0.96	%(f)	0.96	%(f)	0.93	%(f)	0.96%

Net investment income	1.64	%(e)	1.74%		1.61%		1.66%		1.76%		1.61%

Supplemental Data
Net assets, end of period (000)	$4,705,954		$4,504,748		$4,999,366		$5,435,461		$5,951,054		$7,226,833

Portfolio turnover rate	18%		43%		36%		29%		25%		25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/20 (unaudited)	Year Ended July 31,
		2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)

	Investor C
	Six Months Ended 01/31/20 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$18.76		$22.62		$21.37		$21.62		$24.27		$24.08

Net investment income(a)	0.09		0.21		0.20		0.21		0.22		0.22
Net realized and unrealized gain	1.01		0.29		2.19		3.10		0.76		1.31

Net increase from investment operations	1.10		0.50		2.39		3.31		0.98		1.53

Distributions(b)
From net investment income	(0.07)		(0.25)		(0.17)		(0.21)		(0.24)		(0.24)
From net realized gain	(0.44)		(4.11)		(0.97)		(3.35)		(3.39)		(1.10)

Total distributions	(0.51)		(4.36)		(1.14)		(3.56)		(3.63)		(1.34)

Net asset value, end of period	$19.35		$18.76		$22.62		$21.37		$21.62		$24.27

Total Return(c)
Based on net asset value	5.89	%(d)	3.01%		11.44%		15.99%		5.24%		6.51%

Ratios to Average Net Assets
Total expenses	1.66	%(e)(f)	1.67	%(f)	1.67	%(f)	1.69	%(f)	1.69	%(f)	1.67%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.66	%(e)(f)	1.66	%(f)	1.67	%(f)	1.69	%(f)	1.67	%(f)	1.66%

Net investment income	0.96	%(e)	1.05%		0.90%		0.94%		1.02%		0.88%

Supplemental Data
Net assets, end of period (000)	$1,328,187		$1,615,843		$2,225,355		$2,538,471		$3,043,757		$3,361,651

Portfolio turnover rate	18%		43%		36%		29%		25%		25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/20 (unaudited)	Year Ended July 31,
		2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%

See notes to financial statements.

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)

	Investor C1
	Six Months Ended 01/31/20 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$18.81		$22.64		$21.39		$21.59		$24.24		$24.06

Net investment income(a)	0.10		0.25		0.23		0.25		0.26		0.26
Net realized and unrealized gain	1.00		0.29		2.19		3.09		0.76		1.30

Net increase from investment operations	1.10		0.54		2.42		3.34		1.02		1.56

Distributions(b)
From net investment income	(0.08)		(0.26)		(0.20)		(0.20)		(0.28)		(0.28)
From net realized gain	(0.44)		(4.11)		(0.97)		(3.34)		(3.39)		(1.10)

Total distributions	(0.52)		(4.37)		(1.17)		(3.54)		(3.67)		(1.38)

Net asset value, end of period	$19.39		$18.81		$22.64		$21.39		$21.59		$24.24

Total Return(c)
Based on net asset value	5.88	%(d)	3.15%		11.59%		16.18%		5.47%		6.69%

Ratios to Average Net Assets
Total expenses	1.57	%(e)(f)	1.56	%(f)	1.53	%(f)	1.50	%(f)	1.49	%(f)	1.49%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.56	%(e)(f)	1.55	%(f)	1.52	%(f)	1.50	%(f)	1.47	%(f)	1.48%

Net investment income	1.06	%(e)	1.19%		1.06%		1.14%		1.22%		1.07%

Supplemental Data
Net assets, end of period (000)	$540		$680		$1,672		$2,135		$6,834		$7,340

Portfolio turnover rate	18%		43%		36%		29%		25%		25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/20 (unaudited)	Year Ended July 31,
		2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)

	Class K
	Six Months Ended 01/31/20 (Unaudited)		Year Ended July 31,						Period from 03/28/16 (a) to 07/31/16
			2019		2018		2017

Net asset value, beginning of period	$19.69		$23.52		$22.18		$22.32		$20.97

Net investment income(b)	0.20		0.45		0.45		0.42		0.09
Net realized and unrealized gain	1.06		0.32		2.28		3.26		1.48

Net increase (decrease) from investment operations	1.26		0.77		2.73		3.68		1.57

Distributions(c)
From net investment income	(0.18)		(0.49)		(0.42)		(0.47)		(0.22)
From net realized gain	(0.44)		(4.11)		(0.97)		(3.35)		—

Total distributions	(0.62)		(4.60)		(1.39)		(3.82)		(0.22)

Net asset value, end of period	$20.33		$19.69		$23.52		$22.18		$22.32

Total Return(d)
Based on net asset value	6.45	%(e)	4.14%		12.63%		17.28%		7.50	%(e)

Total expenses	0.58	%(f)(g)	0.59	%(g)	0.59	%(g)	0.59	%(g)	0.58	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.58	%(f)(g)	0.58	%(g)	0.58	%(g)	0.59	%(g)	0.57	%(f)(g)(h)

Net investment income	2.00	%(f)	2.10%		1.99%		1.83%		1.22	%(f)

Supplemental Data
Net assets, end of period (000)	$2,682,435		$2,413,725		$2,229,057		$209,323		$22,861

Portfolio turnover rate	18%		43%		36%		29%		25%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/20 (unaudited)	Year Ended July 31,			Period from 03/28/16 (a) to 07/31/16
		2019	2018	2017
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%

(h)	Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.58%.

See notes to financial statements.

24	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)

	Class R
	Six Months Ended 01/31/20 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$19.82		$23.64		$22.28		$22.41		$25.01		$24.76

Net investment income(a)	0.13		0.31		0.30		0.31		0.32		0.32
Net realized and unrealized gain	1.07		0.31		2.29		3.22		0.79		1.35

Net increase from investment operations	1.20		0.62		2.59		3.53		1.11		1.67

Distributions(b)
From net investment income	(0.11)		(0.33)		(0.26)		(0.31)		(0.32)		(0.32)
From net realized gain	(0.44)		(4.11)		(0.97)		(3.35)		(3.39)		(1.10)

Total distributions	(0.55)		(4.44)		(1.23)		(3.66)		(3.71)		(1.42)

Net asset value, end of period	$20.47		$19.82		$23.64		$22.28		$22.41		$25.01

Total Return(c)
Based on net asset value	6.07	%(d)	3.42%		11.86%		16.44%		5.70%		6.96%

Ratios to Average Net Assets
Total expenses	1.28	%(e)(f)	1.27	%(f)	1.28	%(f)	1.29	%(f)	1.27	%(f)	1.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.27	%(e)(f)	1.27	%(f)	1.28	%(f)	1.28	%(f)	1.25	%(f)	1.28%

Net investment income	1.32	%(e)	1.44%		1.29%		1.33%		1.44%		1.28%

Supplemental Data
Net assets, end of period (000)	$558,348		$614,787		$754,259		$819,982		$862,531		$987,928

Portfolio turnover rate	18%		43%		36%		29%		25%		25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/20 (unaudited)	Year Ended July 31,
		2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust

	Institutional
	Six Months Ended 01/31/20 (unaudited)		Year Ended July 31,
			2019	2018	2017		2016		2015

Net asset value, beginning of period	$25.15		$33.01	$30.00	$43.39		$47.03		$77.17

Net investment income(a)	0.26		0.77	0.66	0.73	(b)	0.47		0.53
Net realized and unrealized gain (loss)	(1.35)		(4.08)	3.85	1.00		(0.96)		(25.35)

Net increase (decrease) from investment operations	(1.09)		(3.31)	4.51	1.73		(0.49)		(24.82)

Distributions(c)
From net investment income	(0.75)		(0.79)	(0.91)	(0.41)		(0.42)		(0.37)
From net realized gain	—		(3.76)	(0.59)	(14.71)		(2.73)		(4.95)

Total distributions	(0.75)		(4.55)	(1.50)	(15.12)		(3.15)		(5.32)

Net asset value, end of period	$23.31		$25.15	$33.01	$30.00		$43.39		$47.03

Total Return(d)
Based on net asset value	(4.41	)%(e)	(9.12)%	15.32%	4.68%		(0.15)%		(32.68)%

Ratios to Average Net Assets
Total expenses	0.95	%(f)	0.91%	0.92%	0.85%		0.88	%(g)	0.83%

Total expenses after fees waived	0.95	%(f)	0.91%	0.92%	0.85%		0.88	%(g)	0.83%

Net investment income	2.14	%(f)	2.86%	2.08%	1.64	%(b)	1.12%		0.89%

Supplemental Data
Net assets, end of period (000)	$41,319		$44,732	$72,269	$84,139		$69,602		$80,864

Portfolio turnover rate	29%		75%	75%	102%		7%		6%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include $0.17 per share and 0.37%, respectively, resulting from a special dividend from Baker Hughes, Inc. in July 2017.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

26	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust (continued)

	Investor A
	Six Months Ended 01/31/20 (unaudited)		Year Ended July 31,
			2019	2018	2017		2016		2015

Net asset value, beginning of period	$23.63		$31.32	$28.50	$41.97		$45.59		$75.12

Net investment income(a)	0.22		0.64	0.54	0.53	(b)	0.34		0.36
Net realized and unrealized gain (loss)	(1.28)		(3.86)	3.67	1.01		(0.92)		(24.65)

Net increase (decrease) from investment operations	(1.06)		(3.22)	4.21	1.54		(0.58)		(24.29)

Distributions(c)
From net investment income	(0.68)		(0.71)	(0.80)	(0.30)		(0.31)		(0.29)
From net realized gain	—		(3.76)	(0.59)	(14.71)		(2.73)		(4.95)

Total distributions	(0.68)		(4.47)	(1.39)	(15.01)		(3.04)		(5.24)

Net asset value, end of period	$21.89		$23.63	$31.32	$28.50		$41.97		$45.59

Total Return(d)
Based on net asset value	(4.55	)%(e)	(9.37)%	15.06%	4.38%		(0.40)%		(32.87)%

Ratios to Average Net Assets
Total expenses	1.22	%(f)	1.20%	1.18%	1.13%		1.14	%(g)	1.10%

Total expenses after fees waived	1.22	%(f)	1.19%	1.18%	1.13%		1.14	%(g)	1.10%

Net investment income	1.91	%(f)	2.54%	1.77%	1.22	%(b)	0.84%		0.62%

Supplemental Data
Net assets, end of period (000)	$82,935		$96,230	$122,564	$133,246		$197,713		$198,816

Portfolio turnover rate	29%		75%	75%	102%		7%		6%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include $0.16 per share and 0.37%, respectively, resulting from a special dividend from Baker Hughes, Inc. in July 2017.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust (continued)

	Investor C
	Six Months Ended 01/31/20 (unaudited)		Year Ended July 31,
			2019	2018	2017		2016		2015

Net asset value, beginning of period	$17.10		$24.03	$22.16	$35.93		$39.48		$66.24

Net investment income (loss)(a)	0.10		0.35	0.24	0.15	(b)	0.02		(0.08)
Net realized and unrealized gain (loss)	(0.93)		(3.01)	2.83	0.81		(0.84)		(21.62)

Net increase (decrease) from investment operations	(0.83)		(2.66)	3.07	0.96		(0.82)		(21.70)

Distributions(c)
From net investment income	(0.51)		(0.51)	(0.61)	(0.02)		—		(0.11)
From net realized gain	—		(3.76)	(0.59)	(14.71)		(2.73)		(4.95)

Total distributions	(0.51)		(4.27)	(1.20)	(14.73)		(2.73)		(5.06)

Net asset value, end of period	$15.76		$17.10	$24.03	$22.16		$35.93		$39.48

Total Return(d)
Based on net asset value	(4.92	)%(e)	(10.06)%	14.13%	3.55%		(1.20)%		(33.38)%

Ratios to Average Net Assets
Total expenses	2.05	%(f)	1.97%	1.95%	1.91%		1.94	%(g)	1.88%

Total expenses after fees waived	2.05	%(f)	1.97%	1.95%	1.91%		1.94	%(g)	1.88%

Net investment income (loss)	1.17	%(f)	1.85%	1.03%	0.41	%(b)	0.06%		(0.16)%

Supplemental Data
Net assets, end of period (000)	$8,269		$11,711	$23,390	$30,337		$47,397		$57,026

Portfolio turnover rate	29%		75%	75%	102%		7%		6%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include $0.14 per share and 0.37%, respectively, resulting from a special dividend from Baker Hughes, Inc. in July 2017.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

28	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Equity Dividend Fund and BlackRock Natural Resources Trust are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Equity Dividend Fund	Equity Dividend	Diversified
BlackRock Natural Resources Trust	Natural Resources	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C, Investor C1 and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C, Investor C1 and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C and Investor C1 shareholders may vote on material changes to the Investor A distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 10 years
Investor C1	No	No	(c)	To Investor A Shares after approximately 10 years	(d)

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
(c)

A CDSC of 1.00% is assessed on certain redemptions of Investor C1 Shares made within one year after purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	Effective at the close of business on February 24, 2020, all issued and outstanding Investor C1 shares were converted into Investor A shares.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

On November 13, 2019, the Board of Trustees of each Fund (the “Board”) approved a change in the fiscal year-end of each Fund, effective as of April 30, 2020, from July 31 to April 30.

Reorganization: The Board of Trustees of BlackRock Equity Dividend Fund and the Board of Directors of FDP BlackRock Equity Dividend Fund (the “Target Fund”) approved the reorganization of the Target Fund into the Fund. As a result, the Fund acquired substantially all of the assets and assumed certain of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Fund.

Each shareholder of the Target Fund received shares of the Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on September 20, 2019, less the costs of the Target Fund’s reorganization.

The reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Fund’s Share Class	Shares of the Fund
Institutional	270,225	0.59119094	Institutional	159,754
Investor A	3,591,270	0.58436499	Investor A	2,098,612
Investor C	1,280,273	0.59196067	Investor C	757,871

The Target Fund’s net assets and composition of net assets on September 20, 2019, the valuation date of the reorganization were as follows:

Target Fund
Net assets	$59,411,744
Paid-in-capital	48,924,157
Accumulated earnings	10,487,587

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements  (unaudited) (continued)

The net assets of the Fund before the reorganization were $19,356,330,228. The aggregate net assets of the Fund immediately after the reorganization amounted to $19,415,741,972. The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
FDP BlackRock Equity Dividend Fund	$55,823,558	$44,474,214

The purpose of these transactions was to combine funds managed by the Manager with substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on September 23, 2019.

Assuming the reorganization had been completed on August 1, 2019, the beginning of the fiscal reporting period of BlackRock Equity Dividend, the pro forma results of operations for the year ended July 31, 2020, are as follows:

•	Net investment income: $ 171,298,806

•	Net realized and change in unrealized gain on investments: $ 1,028,208,910

•	Net increase in net assets resulting from operations: $ 1,199,507,716

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statements of Operations since September 23, 2019.

Reorganization costs incurred by the Fund in connection with the reorganization were expensed by the Fund. The Manager reimbursed the Fund $20,250, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

30	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

Natural Resources values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of January 31, 2020, certain investments of the Natural Resources were valued using NAV or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements  (unaudited) (continued)

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of Natural Resources’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets Inc	$2,302,614	$(2,302,614)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.

Equity Dividend

Average Daily Net Assets	Investment Advisory Fee
First $8 Billion	0.60%
$8 Billion — $10 Billion	0.56%
$10 Billion — $12 Billion	0.54%
$12 Billion — $17 Billion	0.52%
$17 Billion — $25 Billion	0.51%
$25 Billion — $30 Billion	0.50%
$30 Billion — $40 Billion	0.47%
Greater than $40 Billion	0.45%

Natural Resources

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.60%
$1 Billion — $3 Billion	0.56%
$3 Billion — $5 Billion	0.54%
$5 Billion — $10 Billion	0.52%
Greater than $10 Billion	0.51%

With respect to Natural Resources, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides for that portion of Natural Resources for which BIL acts as sub-advisor, a monthly fee that is equal to a percentage of the investment advisory fees paid by Natural Resources to the Manager.

32	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Service and Distribution Fees: Each Fund entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plans and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fees
	Equity Dividend	Natural Resources
Service	0.25%	—%
Investor A	0.25	0.25
Investor C	0.25	0.25
Investor C1	0.25	—
Class R	0.25	—

	Distribution Fees
	Equity Dividend	Natural Resources
Investor C	0.75%	0.75%
Investor C1	0.55	—
Class R	0.25	—

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended January 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Service	Investor A	Investor C	Investor C1	Class R	Total
Equity Dividend	$166,963	$5,898,604	$7,108,405	$2,531	$1,492,791	$14,669,294
Natural Resources	—	$112,531	49,271	—	—	161,802

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2020, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Institutional
Equity Dividend	$117,913

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2020, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Investor C	Investor C1	Class K	Class R	Total
Equity Dividend	$10,647	$285	$31,843	$10,789	$—	$2,446	$1,540	$57,550
Natural Resources	$391	—	2,121	465	—	—	—	2,977

For the six months ended January 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Service	Investor A	Investor C	Investor C1	Class K	Class R	Total
Equity Dividend	$6,297,226	$114,839	$2,876,327	$620,287	$608	$93,490	$598,567	$10,601,344
Natural Resources	$32,939	—	76,876	12,378	—	—	—	122,193

Other Fees: For the six months ended January 31, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Investor A
Equity Dividend	$100,787
Natural Resources	352

For the six months ended January 31, 2020, affiliates received CDSCs as follows:

	Equity Dividend	Natural Resources
Investor A	$14,022	$—
Investor C	19,343	262

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements  (unaudited) (continued)

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through November 30, 2020. Prior to November 27, 2019, this waiver was voluntary. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2020, the amounts waived were as follows:

Equity Dividend	$556,328
Natural Resources	703

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended January 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

For the six months ended January 31, 2020, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Equity Dividend	$126,256
Natural Resources	920

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Equity Dividend retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Equity Dividend, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2020, Equity Dividend retained 73.5% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 80% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Pursuant to the current securities lending agreement, Natural Resources retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Natural Resources, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2020, each Fund paid BIM the following amounts for securities lending agent services:

Natural Resources	$3,153

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Equity Dividend is currently permitted to borrow under the Interfund Lending Program. Natural Resources is currently permitted to borrow and lend under the Interfund Lending Program.

34	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended January 31, 2020, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, excluding short-term securities, were as follows:

	Purchases	Sales
Equity Dividend	$3,187,347,865	$4,237,501,744
Natural Resources	40,698,888	50,672,263

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of January 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	Equity Dividend	Natural Resources
Tax cost	$14,815,385,502	$131,592,525

Gross unrealized appreciation	$4,994,534,520	$13,156,088
Gross unrealized depreciation	(494,028,835)	(9,458,415)

Net unrealized appreciation (depreciation)	$4,500,505,685	$3,697,673

8.	BANK BORROWINGS

Each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2020, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements  (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: As of period end, Equity Dividend invested a significant portion of its assets in securities in the financial sector and Natural Resources invested a significant portion of its assets in securities in each of the metals and mining sector and the oil, gas and consumable fuels sector. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

As of period end, Natural Resources’ investments had the following industry classifications:

Industry	Percentage of Net Assets
Oil, Gas & Consumable Fuels	35%
Metals & Mining	34
Chemicals	11
Containers & Packaging	9
Food Products	7
Others(a)	4

(a)	All other industries held were less than 5% of net assets.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2020		Year Ended July 31, 2019
Equity Dividend	Shares	Amount	Shares	Amount
Institutional
Shares sold	43,142,251	$869,449,161	106,237,504	$2,189,303,047
Shares issued in reinvestment of distributions	12,544,165	253,412,893	90,420,913	1,811,493,936
Shares issued in reorganization	159,754	3,194,717	—	—
Shares redeemed	(74,529,425)	(1,505,818,024)	(162,804,978)	(3,364,027,610)

Net increase (decrease)	(18,683,255)	$(379,761,253)	33,853,439	$636,769,373

Service
Shares sold	494,343	$10,002,836	3,434,535	$73,634,514
Shares issued in reinvestment of distributions	188,057	3,787,505	1,244,718	24,776,200
Shares redeemed	(805,553)	(16,327,481)	(1,537,706)	(31,967,241)

Net increase (decrease)	(123,153)	$(2,537,140)	3,141,547	$66,443,473

Investor A
Shares sold	28,024,457	$552,043,801	40,986,213	$864,988,400
Shares issued in reinvestment of distributions	6,633,717	133,365,746	46,024,046	918,518,570
Shares issued in reorganization	2,098,612	41,803,110	—	—
Shares redeemed	(34,015,879)	(681,990,331)	(70,611,684)	(1,471,360,593)

Net increase	2,740,907	$45,222,326	16,398,575	$312,146,377

36	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended January 31, 2020		Year Ended July 31, 2019
Equity Dividend	Shares	Amount	Shares	Amount

Investor C
Shares sold	2,026,819	$38,990,611	6,360,981	$126,380,148
Shares issued in reinvestment of distributions	1,802,590	34,834,128	18,314,847	350,404,665
Shares issued in reorganization	757,871	14,413,917	—	—
Shares redeemed	(22,061,728)	(411,800,983)	(36,935,253)	(745,964,755)

Net decrease	(17,474,448)	$(323,562,327)	(12,259,425)	$(269,179,942)

Investor C1
Shares sold	1,732	$33,261	4,738	$97,155
Shares issued in reinvestment of distributions	929	17,981	7,649	146,983
Shares redeemed	(10,948)	(211,960)	(50,103)	(1,092,401)

Net decrease	(8,287)	$(160,718)	(37,716)	$(848,263)

Class K
Shares sold	22,435,830	$453,012,609	31,790,239	$670,517,510
Shares issued in reinvestment of distributions	3,820,000	77,126,567	22,893,556	457,879,751
Shares redeemed	(16,886,879)	(339,452,804)	(26,867,561)	(576,860,778)

Net increase	9,368,951	$190,686,372	27,816,234	$551,536,483

Class R
Shares sold	1,072,264	$21,694,677	2,805,719	$59,345,868
Shares issued in reinvestment of distributions	775,794	15,823,496	6,474,213	130,417,301
Shares redeemed	(5,588,729)	(113,826,810)	(10,167,992)	(215,931,671)

Net decrease	(3,740,671)	$(76,308,637)	(888,060)	$(26,168,502)

Total Net Increase (Decrease)	(27,919,956)	$(546,421,377)	68,024,594	$1,270,698,999

	Six Months Ended January 31, 2020		Year Ended July 31, 2019
Natural Resources	Shares	Amount	Shares	Amount
Institutional
Shares sold	245,160	$5,998,085	632,737	$16,412,969
Shares issued in reinvestment of distributions	49,497	1,184,959	347,369	8,208,301
Shares redeemed	(300,355)	(7,362,689)	(1,390,912)	(36,047,937)

Net decrease	(5,698)	$(179,645)	(410,806)	$(11,426,667)

Investor A
Shares sold	339,952	$7,880,689	1,079,239	$26,406,850
Shares issued in reinvestment of distributions	108,704	2,444,745	690,863	15,364,720
Shares redeemed	(732,072)	(16,752,248)	(1,610,966)	(40,411,849)

Net increase (decrease)	(283,416)	$(6,426,814)	159,136	$1,359,721

Investor C
Shares sold	20,575	$339,552	67,510	$1,182,995
Shares issued in reinvestment of distributions	16,519	267,780	202,957	3,283,845
Shares redeemed	(197,125)	(3,263,829)	(558,788)	(10,516,146)

Net decrease	(160,031)	$(2,656,497)	(288,321)	$(6,049,306)

Total Net Decrease	(449,145)	$(9,262,956)	(539,991)	$(16,116,252)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	37

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BlackRock Equity Dividend Fund, on behalf of BlackRock Equity Dividend Fund and BlackRock Natural Resources Trust, on behalf of BlackRock Natural Resources Trust, met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio and BlackRock Credit Strategies Income Fund, each a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

38	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective September 19, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Funds.

Effective September 19, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Funds.

Effective December 31, 2019, Robert M. Hernandez retired as Trustee of the Funds.

Investment Manager

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited(a)

Edinburgh, EH3 8BL

United Kingdom

Accounting Services Provider and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

(a)	For BlackRock Natural Resources Trust only.

TRUSTEE AND OFFICER INFORMATION	39

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Funds’ Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

40	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

GDR	Global Depositary Receipt

ADDITIONAL INFORMATION / GLOSSARY OF TERMS USED IN THIS REPORT	41

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EDNR-1/20-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a)The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b)Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule

30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Section 302 Certifications are attached

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Equity Dividend Fund

Date: April 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Equity Dividend Fund

Date: April 3, 2020

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Equity Dividend Fund

Date: April 3, 2020

4